American Trust Allegiance Fund
Schedule of Investments
at May 31, 2020 (Unaudited)

Shares	COMMON STOCKS: 82.04%	Value
	Administrative Support and Services: 3.37%
4,485	PayPal Holdings, Inc.*	$695,220

	Apparel Manufacturing: 1.67%
6,140	VF Corp.	344,454

	Broadcasting (except Internet): 2.75%
14,330	Comcast Corp. - Class A	567,468

	Computer and Electronic Product Manufacturing: 9.42%
1,645	Apple, Inc.	523,011
1,730	Northrop Grumman Corp.	579,896
3,845	NXP Semiconductors N.V.#	369,505
7,240	Sony Corp. - ADR	468,862
		1,941,274

	Construction of Buildings: 2.87%
9,770	Lennar Corp. - Class A	590,694

	Food Manufacturing: 8.51%
16,620	Archer-Daniels-Midland Co.	653,332
7,420	Kellogg Corp.	484,600
11,825	Mondelez International, Inc. - Class A	616,319
		1,754,251

	General Merchandise Stores: 2.71%
4,560	Target Corp.	557,825

	Household and Personal Products: 3.25%
22,000	Edgewell Personal Care Co.*	669,240

	Insurance Carriers and Related Activities: 6.60%
15,480	AIA Group Ltd. - ADR	508,983
4,580	Berkshire Hathaway, Inc. - Class B*	849,957
		1,358,940

	Machinery Manufacturing: 2.25%
1,690	Lam Research Corp.	462,502

	Miscellaneous Manufacturing: 7.49%
10,045	Hasbro, Inc.	738,408
15,855	Nintendo Co., Ltd. - ADR	806,068
		1,544,476

	Oil and Gas Extraction: 2.07%
4,655	Pioneer Natural Resources Co.	426,398

	Other Information Services: 2.60%
2,380	Facebook, Inc. - Class A*	535,714

	Professional, Scientific, and Technical Services: 4.39%
6,865	Jacobs Engineering Group, Inc.	576,797
23,660	Nielsen Holdings PLC#	328,637
		905,434

	Publishing Industries (except Internet): 7.19%
6,085	Citrix Systems, Inc.	901,310
3,160	Microsoft Corp.	579,070
		1,480,380

	Real Estate: 4.07%
114,765	CapitaLand Ltd. - ADR	461,929
8,576	CBRE Group, Inc. - Class A*	377,173
		839,102

	Securities, Commodity Contracts, and Other Finance: 2.83%
21,005	KKR & Co., Inc. - Class A	582,889

	Support Activities for Mining: 2.14%
10,440	ConocoPhillips	440,359

	Utilities: 5.86%
16,000	Exelon Corp.	612,960
16,500	NRG Energy, Inc.	594,825
		1,207,785
	TOTAL COMMON STOCKS (Cost $14,393,129)	16,904,405

	REITs: 5.41%
	Real Estate: 2.33%
5,575	Boston Properties, Inc.	479,339

	Warehousing and Storage: 3.08%
24,675	Iron Mountain, Inc.	635,628
	TOTAL REITs (Cost $1,582,551)	1,114,967

	Money Market Fund: 13.89%
2,863,223	Fidelity Investments Money Market Government Portfolio - Class I, 0.08%†	2,863,223
	TOTAL MONEY MARKET FUND (Cost $2,863,223)	2,863,223
	Total Investments in Securities (Cost $18,838,903): 101.34%	20,882,595
	Liabilities in Excess of Other Assets: (1.34)%	(276,596)
	Net Assets: 100.00%	$20,605,999

* Non-income producing security.
# U.S. traded security of a foreign issuer.
† Rate shown is the 7-day annualized yield as of May 31, 2020.
ADR - American Depository Receipt
REIT - Real Estate Investment Trust

American Trust Allegiance Fund
Summary of Fair Value Disclosure at May 31, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of their investments on a recurring basis. Accounting principals generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2020:

American Trust Allegiance Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Construction	$590,694	$-	$-	$590,694
Finance and Insurance	1,358,940	-	-	1,358,940
Information	3,278,781	-	-	3,278,781
Manufacturing	6,716,198	-	-	6,716,198
Mining	866,757	-	-	866,757
Professional, Scientific, and Technical Services	905,434	-	-	905,434
Real Estate, Rental, and Leasing	839,102	-	-	839,102
Retail Trade	1,140,714			1,140,714
Utilities	1,207,785	-	-	1,207,785
Total Common Stocks	16,904,405	-	-	16,904,405
REITs	1,114,967	-	-	1,114,967
Money Market Fund	2,863,223	-	-	2,863,223
Total Investments in Securities	$20,882,595	$-	$-	$20,882,595

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification. For the period ended May 31, 2020, the Fund did not recognize any transfers to or from Level 3.